Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Mar. 10, 2014
Supplement [Text Block]	cfsti_SupplementTextBlock
Supplement dated June 13, 2014
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Global Inflation-Linked Bond Plus Fund	03/10/2014
The first paragraph under the caption "Principal Investment Strategies" in the summary prospectus and in the "Summary of the Fund" and "More Information About the Fund" sections of the prospectus is hereby superseded and replaced with the following information:
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in inflation-linked debt securities. Inflation-linked debt securities are fixed-income securities that are structured to provide protection against inflation. These securities include bonds and other debt securities whose principal and/or interest payments are adjusted for inflation. The Fund may also invest in other debt instruments, including asset-backed and mortgage-backed securities, which may be of any maturity and may be issued by developed, developing or emerging markets issuers, including the U.S. Government, non-U.S. governments, quasi-governmental organizations, agencies, instrumentalities, supranational entities and companies. The Fund's investments may include money market instruments and shares of an affiliated money market fund. The Fund may make these investments for their income-producing potential and they may also be designated by the Fund, as necessary, to serve as collateral with respect to the Fund's investments in derivatives. The Fund generally invests at least 80% of its assets in debt securities rated investment grade by at least one rating agency or, if unrated, determined to be of comparable quality. The Fund may invest up to 20% of its assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as "high yield securities" or "junk bonds"). The Fund's dollar-weighted average maturity and duration will vary over time depending on expectations for market and economic conditions.

The rest of the section remains the same.

Columbia Global Inflation-Linked Bond Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti_SupplementTextBlock
Supplement dated June 13, 2014
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Global Inflation-Linked Bond Plus Fund	03/10/2014
The first paragraph under the caption "Principal Investment Strategies" in the summary prospectus and in the "Summary of the Fund" and "More Information About the Fund" sections of the prospectus is hereby superseded and replaced with the following information:
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in inflation-linked debt securities. Inflation-linked debt securities are fixed-income securities that are structured to provide protection against inflation. These securities include bonds and other debt securities whose principal and/or interest payments are adjusted for inflation. The Fund may also invest in other debt instruments, including asset-backed and mortgage-backed securities, which may be of any maturity and may be issued by developed, developing or emerging markets issuers, including the U.S. Government, non-U.S. governments, quasi-governmental organizations, agencies, instrumentalities, supranational entities and companies. The Fund's investments may include money market instruments and shares of an affiliated money market fund. The Fund may make these investments for their income-producing potential and they may also be designated by the Fund, as necessary, to serve as collateral with respect to the Fund's investments in derivatives. The Fund generally invests at least 80% of its assets in debt securities rated investment grade by at least one rating agency or, if unrated, determined to be of comparable quality. The Fund may invest up to 20% of its assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as "high yield securities" or "junk bonds"). The Fund's dollar-weighted average maturity and duration will vary over time depending on expectations for market and economic conditions.

The rest of the section remains the same.